Operating segments	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating Segments
5. OPERATING SEGMENTS
In evaluating the results of the Group and allocating resources, the Group’s Chief Operation Decision Maker (“CODM”) utilizes the information per type of customers. The Group reports to the CODM according to the organizational sectors below. This financial information of the segments is regularly reviewed by the CODM to make decisions about resources to be allocated to each segment and evaluate its performance.
(1) Segment by type of organization
The Group’s reporting segments consist of banking, credit card, capital, comprehensive finance and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed.

Operational scope
Banking	Loans/deposits and relevant services for customers of Woori Bank and its subsidiaries
Credit card	Credit card, cash services, card loans and accompanying business of Woori Card Co., Ltd.
Capital	Installments, loans including lease financing, and accompanying business of Woori Financial Capital Co., Ltd.
Investment Banking	Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd.
Others
Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Ltd., Woori Financial F&I Co., Ltd., Woori Savings Bank., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.

(2) The composition of each organization’s sectors for the years ended December 31, 2021, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Banking	Credit card	Capital	Investment banking	Others (*1)	Sub-total	Other adjustments (*2)	Internal adjustments (*3)	consolidated adjustments (*4)	Total
Net interest income	5,158,078	606,506	315,600	108,321	29,515	6,218,020	9,938	758,559	(796)	6,985,721
Non-interest income(expense)	1,661,903	63,839	95,297	49,419	1,111,422	2,981,880	16,431	(670,230)	(969,804)	1,358,277
Impairment losses due to credit loss	(140,574)	(164,097)	(122,089)	(1,885)	(19,601)	(448,246)	—	(89,683)	1,091	(536,838)
General and administrative expense	(3,606,715)	(225,175)	(99,048)	(51,490)	(440,601)	(4,423,029)	(256)	—	275,874	(4,147,411)

Net operating income(expense)	3,072,692	281,073	189,760	104,365	680,735	4,328,625	26,113	(1,354)	(693,635)	3,659,749

Share of gain of associates	60,049	—	1,000	750	4,390	66,189	51	—	(4,044)	62,196
Other non-operating expense	(19,654)	(7,936)	(16,943)	(660)	(1,071)	(46,264)	2,956	1,354	7,054	(34,900)

Non-operating income(expense)	40,395	(7,936)	(15,943)	90	3,319	19,925	3,007	1,354	3,010	27,296

Net income(expense) before tax	3,113,087	273,137	173,817	104,455	684,054	4,348,550	29,120	—	(690,625)	3,687,045
Tax expense	(773,073)	(72,411)	(33,238)	(24,531)	(16,799)	(920,052)	—	—	(4,714)	(924,766)

Net income(loss)	2,340,014	200,726	140,579	79,924	667,255	3,428,498	29,120	—	(695,339)	2,762,279

Total assets	415,976,627	14,116,832	10,259,868	5,159,742	25,627,649	471,140,718	1,101,162	—	(25,058,009)	447,183,871

Investment in associate	858,706	—	12,403	8,846	22,165,895	23,045,850	35,134	—	(21,745,817)	1,335,167
Other assets	415,117,921	14,116,832	10,247,465	5,150,896	3,461,754	448,094,868	1,066,028	—	(3,312,192)	445,848,704

Total liabilities	391,360,200	11,858,065	9,073,104	4,559,856	3,284,269	420,135,494	54,595	—	(1,811,321)	418,378,768

(*1)
Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute.

(*2)	Other segments includes the funds subject to Group’s consolidation not included in the reporting segment.
(*3)
Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 406,276 million and fund contribution fees of KRW 367,961 million from net interest income expenses to non-interest
income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards

(*4)
Consolidation adjustments include the elimination of KRW 274,768 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 692,605 million of dividends received by the holding company from its subsidiaries.

	For the year ended December 31, 2022
	Banking	Credit card	Capital	Investment banking	Others (*1)	Sub-total	Other adjustments (*2)	Internal adjustments (*3)	Consolidated Adjustments (*4)	Total
Net interest income	6,603,834	675,250	376,133	117,867	73,800	7,846,884	34,307	817,543	(2,155)	8,696,579
Non-interest income(expense)	1,520,576	110,888	83,428	82,885	1,750,203	3,547,980	17,498	(761,029)	(1,655,342)	1,149,107
Impairment losses due to credit loss	(426,552)	(238,607)	(107,906)	(16,491)	(38,319)	(827,875)	—	(57,992)	595	(885,272)
General and administrative expense	(3,914,672)	(262,525)	(99,872)	(61,631)	(493,502)	(4,832,202)	(409)	—	302,721	(4,529,890)

Net operating income(expense)	3,783,186	285,006	251,783	122,630	1,292,182	5,734,787	51,396	(1,478)	(1,354,181)	4,430,524

Share of gain of associates	73,958	—	1,430	334	2,173	77,895	(182)	—	(7,717)	69,996
Other non-operating expense	67,759	(6,373)	(1,835)	(1,399)	(2,386)	55,766	2,371	1,478	(12,565)	47,050

Non-operating income(expense)	141,717	(6,373)	(405)	(1,065)	(213)	133,661	2,189	1,478	(20,282)	117,046

Net income(expense) before tax	3,924,903	278,633	251,378	121,565	1,291,969	5,868,448	53,585	—	(1,374,463)	4,547,570
Tax expense	(976,402)	(73,869)	(68,050)	(29,771)	(26,739)	(1,174,831)	—	—	(3,665)	(1,178,496)

Net income(loss)	2,948,501	204,764	183,328	91,794	1,265,230	4,693,617	53,585	—	(1,378,128)	3,369,074

Total assets	443,340,979	16,118,967	12,581,473	5,657,191	28,059,619	505,758,229	2,019,322	—	(27,303,155)	480,474,396

Investment in associate	917,581	—	40,987	6,548	22,427,853	23,392,969	29,658	—	(22,116,991)	1,305,636
Other assets	442,423,398	16,118,967	12,540,486	5,650,643	5,631,766	482,365,260	1,989,664	—	(5,186,164)	479,168,760

Total liabilities	417,583,793	13,692,456	11,040,754	4,982,410	4,146,997	451,446,410	50,762	—	(2,650,118)	448,847,054

(*1)
Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute.

(*2)	Other segments includes the funds subject to Group’s consolidation not included in the reporting segment.
(*3)
Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 423,834 million and fund contribution fees of KRW 402,057 million from net interest income expenses to non-interest
income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards

(*4)
Consolidation adjustments include the elimination of KRW 300,297 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,272,393 million of dividends received by the holding company from its subsidiaries.

	For the year ended December 31, 2023
	Banking	Credit card	Capital	Investment banking	Others (*1)	Sub-total	Other adjustments (*2)	Internal adjustments (*3)	Consolidated Adjustments (*4)	Total
Net interest income	6,535,929	667,053	324,013	100,041	115,089	7,742,125	79,401	917,949	3,065	8,742,540
Non-interest income(expense)	1,475,139	121,593	129,347	44,595	2,011,486	3,782,160	14,475	(740,918)	(1,960,879)	1,094,838
Impairment losses due to credit loss	(894,827)	(355,879)	(188,682)	(160,182)	(119,684)	(1,719,254)	—	(177,384)	1,722	(1,894,916)
General and administrative expense	(3,799,282)	(285,308)	(96,469)	(51,496)	(556,427)	(4,788,982)	(823)	—	346,372	(4,443,433)

Net operating income(expense)	3,316,959	147,459	168,209	(67,042)	1,450,464	5,016,049	93,053	(353)	(1,609,720)	3,499,029

Share of gain of associates	88,788	—	395	236	3,373	92,792	(143)	—	17,182	109,831
Other non-operating expense	(76,312)	(4,163)	(2,106)	(990)	(972)	(84,543)	3,153	353	(10,370)	(91,407)

Non-operating income(expense)	12,476	(4,163)	(1,711)	(754)	2,401	8,249	3,010	353	6,812	18,424

Net income(expense) before tax	3,329,435	143,296	166,498	(67,796)	1,452,865	5,024,298	96,063	—	(1,602,908)	3,517,453
Tax expense	(814,354)	(31,232)	(38,662)	14,423	(31,833)	(901,658)	—	—	11,099	(890,559)

Net income(loss)	2,515,081	112,064	127,836	(53,373)	1,421,032	4,122,640	96,063	—	(1,591,809)	2,626,894

Total assets	458,017,067	17,491,193	12,417,338	6,375,625	29,725,013	524,026,236	2,846,897	—	(28,868,197)	498,004,936

Investment in associate	1,029,697	—	34,613	4,783	23,882,409	24,951,502	26,302	—	(23,182,434)	1,795,370
Other assets	456,987,370	17,491,193	12,382,725	6,370,842	5,842,604	499,074,734	2,820,595	—	(5,685,763)	496,209,566

Total liabilities	431,313,615	14,830,408	10,796,683	5,273,890	4,424,086	466,638,682	118,442	—	(2,149,678)	464,607,446

(*1)
Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.

(*2)	Other segments includes the funds subject to Group’s consolidation not included in the reporting segment.
(*3)
Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 464,213 million and fund contribution fees of KRW 453,805 million from net interest income expenses to non-interest
income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards

(*4)
Consolidation adjustments include the elimination of KRW 343,810 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,482,956 million of dividends received by the holding company from its subsidiaries.

(3) Operating profit or loss from external customers for the years ended December 31, 2021, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
Details	2021	2022	2023
Domestic	3,288,341	3,835,809	3,055,926
Foreign	371,408	594,715	443,103

Total	3,659,749	4,430,524	3,499,029

(4)	Major non-current assets as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

Details (*)	December 31, 2022 (*)	December 31, 2023 (*)
Domestic	5,152,033	5,804,919
Foreign	533,354	636,820

Total	5,685,387	6,441,739

(*)	Major non-current assets included joint ventures and related business investments, investment properties, premises equipment, and intangible assets.
(5) Information about major customers
The Group does not have any single customer that generates 10% or more of the Group’s total revenue for the years ended December 31, 2022 and 2023.